Expense Example {- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Investor PRO-12 - Asset Manager Portfolio - VIP Asset Manager Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835